UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21044
                                    -------------------------------------------

                               UM Investment Trust
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               (Exact name of registrant as specified in charter)

           522 Fifth Avenue,  New York, NY                 10036
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        (Address of principal executive offices)        (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                    ---------------------------

Date of fiscal year end:     December 31
                           ----------------------------------------------------

Date of reporting period:    July 1, 2004 through June 30, 2005
                           ----------------------------------------------------


Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21044
Reporting Period: 07/01/2004 - 06/30/2005
UM Investment Trust









============================ UM MULTI-STRATEGY FUND ============================


BONANZA PARTNERS, LP

Ticker:       NA             Security ID:  NA
Meeting Date: MAR 18, 2005   Meeting Type: Special
Record Date:  FEB 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Consent to amended LPA for change in Mgmt FOR       FOR        Management
      Fees & Notice Period.


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BP CAPITAL ENERGY EQUITY FUND, LP

Ticker:       NA             Security ID:  NA
Meeting Date: OCT 28, 2004   Meeting Type: Special
Record Date:  OCT 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Change performance accrual to include     FOR       FOR        Management
      unrealized gains


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THE OCTOBER FUND, LP

Ticker:       NA             Security ID:  NA
Meeting Date: DEC 15, 2004   Meeting Type: Special
Record Date:  DEC 13, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Ascertain Qualified Purchaser Status      FOR       FOR        Management
2     Increased management fees for NEW         FOR       FOR        Management
      INVESTORS after 12/31/04.
3     Ascertain New Issue Status                FOR       FOR        Management


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THE OCTOBER FUND, LP

Ticker:       NA             Security ID:  NA
Meeting Date: MAR 16, 2005   Meeting Type: Special
Record Date:  MAR 16, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Consent to transfer existing interest to  FOR       FOR        Management
      US feeder of newly organized
      Master-Feeder.


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TRELLUS PARTNERS, LP

Ticker:       NA             Security ID:  NA
Meeting Date: APR 25, 2005   Meeting Type: Special
Record Date:  APR 4, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Consent to amended LPA for management     FOR       FOR        Management
      fees (new investors only), notice period, withdrawal terms, min investment.


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VENTANA PARTNERS II, LP

Ticker:       NA             Security ID:  NA
Meeting Date: FEB 10, 2005   Meeting Type: Special
Record Date:  FEB 10, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Consent to amended LPA regarding HWM for  FOR       FOR        Management
      each investment rather than the whole
      investment.


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VINE STREET PARTNERS, LP

Ticker:       NA             Security ID:  NA
Meeting Date: SEP 22, 2004   Meeting Type: Special
Record Date:  SEP 20, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To make certain amendments to the         FOR       FOR        Management
      existing partnership agreement.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     UM Investment Trust
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By (Signature and Title)         /s/George C.W. Gatch
                        --------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*         /s/George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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* Print the name and title of each signing officer under his or her signature.